Share-based payments - Restricted share units (Details) - Restricted Share Units		12 Months Ended
	Sep. 30, 2022 $ / shares	Dec. 31, 2022 item	Dec. 31, 2022 item USD ($)	Dec. 31, 2022 item	Dec. 31, 2022 CAD ($) item	Dec. 31, 2021 item	Dec. 31, 2020 item
Share-based payments
Awards cancelled (in shares)			2,512,490
Number of awards granted			2,600,000	89,585
Share price | $ / shares	$ 1.41
Awards granted to replace cancelled options vested immediately (in shares)			1,387,155
Cumulative value of vested awards issued to replace cancelled options					$ 1,427,235
Awards granted to replace cancelled options unvested (in shares)			1,212,845
Value of unvested awards issued to replace cancelled options					1,065,520
Awards issued to replace cancelled options vesting conditions modified (in shares)			400,000
Awards granted, value					$ 90,955
Vesting period		1 year
Total number of share outstanding | item		2,312,963	2,312,963	2,312,963	2,312,963	0	0
Awards fully vested (in shares) | item		1,355,984	1,355,984	1,355,984	1,355,984